Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Holding company
Interest income		$ 61,316	$ 77,681	$ 79,473
Management staff
Administrative services expenditures		11,538	65,889	133,970
Other related parties
Sales		322,365	332,505	631,770
Purchases		750,558	226,007	220,884
Direct short-term benefits	[1]	$ 82,139	$ 63,100	$ 113,773

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.